KALMAR
      POOLED
  INVESTMENT
       TRUST
------------

                                [GRAPHIC OMITTED]

                                     KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                            SEMI-ANNUAL REPORT
                                                                 JUNE 30, 1999

      KALMAR
      POOLED
  INVESTMENT
       TRUST                                              REPORT FROM MANAGEMENT
------------
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND



DEAR FELLOW SHAREHOLDERS & FRIENDS:

From the small company investment perspective, and indeed specifically for your "Growth-with-Value" Small Cap Fund, Kalmar is happy to report good news. At long last, in April, the U.S. stock market finally began to broaden materially! And accordingly, the performance of your Fund picked up very sharply!

This overdue change in trend was not only essential and healthy for a then dangerously unbalanced market, but necessary to allow your Fund, with its creative yet consciously lower risk approach to small growth investing, to generate appealing returns. Very importantly also, it reinforces our optimism about the future.

In contrast, the eighteen months leading up to April 1999 had seen a drastic narrowing in the U.S. stock market. A shrinking handful of mega-cap technology growth stocks, accompanied by new mania-driven Internet companies, had effectively accounted for more than all the gains in the major stock market averages. Most other stocks had either languished or declined, never mind the progress they were showing fundamentally. This had produced the widest disparity in investment returns between Growth and Value stocks / Large- and Small-cap stocks in market history. And particularly discouraging to us as committed small company investors, this was also a period when the smaller the company one owned, regardless of growth and quality, the worse one's returns. However illogical and fundamentally undeserved, such were the conditions your investment team faced during that period.

The influence of those headwinds can be seen by referring to your Fund's returns on a Six Months and One Year basis as depicted in the Comparative Performance Table below. In these overlapping time periods, we were materially disadvantaged because we did not abandon our proven "Growth-with-Value" investment disciplines, move markedly up the market-cap size scale, or adopt extreme strategies such as investing in wildly expensive, sizzle-over-substance Internet names. Yet despite the heavy drag from that interim period, note that on an Inception to Date basis your Fund's returns are right on track. Indeed, given the handicap from the interim drag mentioned above, the Inception to Date numbers speak very well for your investment team. So do the returns from the Latest Quarter.

Specifically, in the quarter just ended, small company stocks as represented by the Russell 2000 and the Lipper Small Cap Fund Index appreciated approximately 15%. Your Kalmar Fund enjoyed the same strong appreciation. Not only did small stocks meaningfully outperform their mid-cap counterparts, but dramatically outran the S&P 500, in fact by the biggest margin since fourth quarter 1992. The S&P 500, dominated as it is by a couple handfuls of mega-cap technology growth stocks, rose only 7%. Moreover, in our opinion, there is a good likelihood that the market will now treat small caps more even-handedly than in recent years -- very possibly preferentially! If so, your Fund's special area of focus could well represent the great future opportunity in what otherwise appears to be a potentially risky U.S. equity market.

COMPARATIVE PERFORMANCE

                                LATEST QUARTER         SIX MONTHS          ONE YEAR        INCEPTION TO DATE
TOTAL RETURN                  3/31/99 TO 6/30/99  12/31/98 TO 6/30/99  6/30/98 TO 6/30/99  4/11/97 TO 6/30/99
------------                 -------------------  -------------------  ------------------  ------------------

Kalmar Fund                            15.00               0.00              (9.25)              35.13
Russell 2000 Index                     15.55               9.28               1.50               36.57
Lipper Small Cap Index                 14.85               9.43               1.92               36.72
S&P 500                                 7.05              12.29              22.76               87.08

              KALMAR
              POOLED
          INVESTMENT
               TRUST                        REPORT FROM MANAGEMENT -- CONTINUED
--------------------
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND

INFLUENCES ON PERFORMANCE

By April, in the judgment of your investment team, the U.S. market appeared to be approaching the climax of a wildly aberrant, momentum driven period. This had resulted from the pronounced narrowing and speculative trends described above, producing the widest disparity in performance between investment styles and cap sizes in market history. The craze for Internet stocks and burgeoning public "day trading" were just the capstones to other institutional investment excesses.

Indeed, market behavior had become so unsupportably extreme that, for a mix of the reasons we discussed with many shareholders directly, market leadership suddenly shifted towards more economically sensitive value stocks and notably less expensive, less liquid smaller stocks. The factors prompting this shift were reduced financial system turmoil and reviving world economic growth, accompanied by rising industrial commodity prices, hints of inflation, and a back-up in interest rates. These together encouraged professional investors (though not the public as of yet) to accept narrower risk premiums, to have confidence in more broadly shared earnings growth among companies, and to envisage a termination and possible reversal of price/earnings ("P/E") multiple expansion among ultra-high P/E mega-cap growth stocks. After all, there had been nothing wrong with the competitiveness or accomplishments of small companies right along.

However radically overdue, in the second quarter there finally was a decisive and fully justified broadening of the U.S. equity market. What had been the Nifty Fifty, then Nifty Fifteen, and finally Nifty Five underperformed. In sharp contrast to recent years, what moved ahead were mid-cap, small-cap and micro-cap stocks. For example, the unweighted S&P 500 with its 450 or so middle size and large companies rose twice as much as the S&P 500 itself, heavily dominated by mega-cap companies which lagged.

Similar broadening performance extended down through the small stock universe itself. In the first quarter of 1999, generally speaking, generating performance competitive with the Russell 2000 required extreme "New Era" investment strategies: Owning the very largest (multi-billion market cap), most wildly expensive (predominantly negative earnings), most speculative (largely Internet related) stocks. In the second quarter by contrast, sensible investment discipline and good research in "real companies" produced heartening returns that handily beat the S&P 500 and were far more competitive with "New Era" investment styles. It's a relief to be able to say that it almost seemed like old times again.

Example: In the first quarter of 1999, removing the top 50 stocks from the Russell 2000 (many of them non-earnings Internet plays) with an average $3.5 billion market cap and which soared 98%, left 1,832 other stocks with an average market cap of $470 million and which declined 10.5%. Similarly in the first quarter, stocks with P/E's greater than 50x were on average up 13.3%, whereas those with P/E's less than 50x were down 13.0%. The same wide performance disparity existed for negative earnings versus positive earnings stocks, "concept stocks" versus good growth businesses.

Each of these unusual, seemingly illogical relationships substantially normalized in the second quarter. The top 50 market cap stocks in the Russell 2000, while still on average producing good returns, in fact underperformed the 1,832 smaller ones. And, while in the second quarter Russell 2000 stocks with P/E's greater than 50x still outperformed lower P/E stocks, there was a substantial narrowing of the performance gap. Similarly, in the second quarter positive earnings stocks within the Russell 2000 came very close to beating negative earnings stocks. As one can see, we appear to be approaching reality. Further supporting that notion, many of the largest Internet stocks corrected sharply in the quarter.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND



Clearly the Internet is a revolutionary communications and business medium. Like the advent of electricity, but in a much more explosive time frame, it will transform worldwide economic and competitive relationships as they now exist. It will both threaten and create powerfully dynamic businesses, perhaps ones that may be leaders in the early 21st century. But given the nascent definition and development of this phenomenon, its frenzied investment hype, and totally unprecedented multi-billion dollar valuations on immature unprofitable businesses, it involves huge investment risk and unsustainable, unsupportable stock prices. Indeed, we would be surprised if many Internet stocks have not already experienced their all time speculative price peaks. Never mind the legitimate economic implications of the "Net", stock market manias often work that way.

SMALL COMPANY INVESTMENT OUTLOOK

Importantly, throughout the second quarter smaller cap stocks repeatedly held their own during market declines vis-a-vis over-owned expensive mega-cap leaders of recent years, while fully participating in market advances. This small stock strength was broad-based, with solid participation from value segments first in April and May and then growth segments in June. Moreover, the Russell 2000 was able to overcome early-quarter weakness in Internet names to move ahead decisively overall. Finally, though outperforming strongly last quarter, small stock relative valuations remain only modestly above forty year lows, with the Russell 2000 still well below its all time high reached in April 1998. This contrasts dramatically with stratospheric record highs for the large stock indexes.

We believe this combination of appealing small stock relative valuation, substantial under-ownership, and impressive change in relative strength should be considered significant and promising for the future.

Nevertheless, it appears that three additional important positive ingredients may be necessary to ensure a multi-year cycle of small stock outperformance from here. First, small company mutual fund cash flows must go generally positive. They have gone from record negative redemptions in the first quarter, to neutral in the second quarter, but must continue to trend positive. This will happen if small stock performance continues strong. Accelerating small company takeover activity and widespread treasury stock repurchases should assist small stock relative progress. Remember cash doesn't necessarily chase value, but it always chases performance.

Second, risk premiums need to continue to narrow and investors must again be persuaded that both market cap and investment style diversification is a productive thing. As happened conspicuously in second quarter 1999, continued financial stability and ongoing improvement in world economic growth would promote the former. As to the latter, a prolonged stall-out or actual correction in the narrow market leadership of recent years would prompt a return to investment common sense about diversification.

Furthermore, with aggregate assets devoted to small company investing having shrunk in recent years relative to the expansion of assets devoted to large cap indexing and large cap growth strategies, even moderate asset reallocation downstream by professionally managed private pools (as seems to be happening now) could help keep recent small cap fireworks going. This would prompt greed-driven change in diversification thinking on the part of the public investor.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND





The third and final missing ingredient necessary to truly sustain a superior small cap outperformance cycle is that small cap profit growth must again exceed that of large caps. While critically important, this is the least predictable of the necessary additional influences. Since third quarter 1998, small company earnings as a class (ignoring success of Kalmar companies) have lagged large cap earnings growth rates. About to be reported second quarter 1999 earnings will continue that pattern. The only way we can rationalize this conundrum is to suggest that small stocks may be cheap enough that perhaps superior earnings growth as a class may not be as critical this time around. If so, this would put an even larger than usual premium on insightful research and stock selection to own a good group of individually superior earners. That, in turn, would play well with Kalmar's strong suit, with the general positioning of your portfolio, and with the dynamics of your individual stock holdings as growth businesses.

Notwithstanding an inability to provide this last piece to the puzzle, Kalmar believes the outlook for our small company "Growth-with-Value" investment approach has improved meaningfully.

This brings our best wishes for a healthy and productive Summer and Fall, as always.

                                                  Yours sincerely,


                                                  /s/ FORD B. DRAPER

                                                  Ford B. Draper, Jr., President
                                                  Kalmar Investment Advisers

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------                                              JUNE 30, 1999
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                              VALUE
                                                                               SHARES        (NOTE 2)
                                                                              --------      ----------

COMMON STOCK -- 99.9%
BUSINESS EQUIPMENT & SERV. -- 19.1%
         EQUIPMENT & SERVICES -- 16.5%
         Aaron Rents, Inc. ............................................       330,250       $ 7,348,062
         Acxiom Corp.*.................................................       164,160         4,093,740
         Armor Holdings, Inc. .........................................       107,200         1,118,900
         Choicepoint, Inc.*............................................        68,400         4,591,350
         Cort Business Services Corp.*.................................       100,500         2,405,719
         Cuno, Inc.*...................................................       162,700         3,111,637
         DeVRY, Inc.*..................................................       149,300         3,340,588
         Excel Technology, Inc.*.......................................       157,900         2,092,175
         F.Y.I., Inc.*.................................................        65,200         2,045,650
         Ha-Lo Industries, Inc.*.......................................       165,200         1,631,350
         Insight Enterprises, Inc.*....................................        56,925         1,408,894
         MAXIMUS, Inc.*................................................        73,000         2,098,750
                                                                                           ------------
                                                                                             35,286,815
                                                                                           ------------
         TIMESHARING & SOFTWARE -- 2.6%
         Computer Horizons Corp.*......................................       126,946         1,753,442
         National Computer Systems, Inc. ..............................       114,800         3,874,500
                                                                                            -----------
                                                                                              5,627,942
                                                                                            -----------
         TOTAL BUSINESS EQUIPMENT & SERV. ...........................................        40,914,757
                                                                                            -----------
CAPITAL GOODS -- 15.4%
         CAPITAL EQUIPMENT -- 6.0%
         American Precision Industries*................................        67,700           727,775
         Applied Power, Inc. (A Shares) ...............................       158,395         4,326,163
         Furon Co. ....................................................       301,000         5,719,000
         Shaw Group, Inc.*.............................................        68,400         1,085,850
         Wabash National Corp. ........................................        56,500         1,094,687
                                                                                            -----------
                                                                                             12,953,475
                                                                                            -----------
         CONSTRUCTION MATERIALS -- 5.8%
         Insituform Technologies (A Shares)*...........................       470,000        10,163,750
         Trex Company, Inc.*...........................................        88,600         2,248,225
                                                                                            -----------
                                                                                             12,411,975
                                                                                            -----------
         ELECTRICAL EQUIPMENT -- 2.2%
         Hadco Corp.*..................................................        32,700         1,299,825
         Richardson Electronics, Ltd. .................................       179,000         1,219,438
         Technitrol, Inc. .............................................        71,500         2,305,875
                                                                                            -----------
                                                                                              4,825,138
                                                                                            -----------
         METAL FABRICATION -- 1.4%
         Penn Engineering & Manufacturing Corp. .......................       128,800         2,898,000
                                                                                            -----------
         TOTAL CAPITAL GOODS.........................................................        33,088,588
                                                                                            -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST            SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                               JUNE 30, 1999
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                              VALUE
                                                                               SHARES        (NOTE 2)
                                                                              --------      ----------

CONSUMER DURABLES -- 6.1%
         HOUSEHOLD - MAJOR APPLIANCES -- 2.8%
         Lesco, Inc. ..................................................       137,075       $ 2,621,559
         Watsco, Inc. .................................................       201,250         3,295,469
                                                                                            -----------
                                                                                              5,917,028
                                                                                            -----------
         MOTOR VEHICLE PARTS -- 1.9%
         Keystone Automotive Industries, Inc.*.........................       231,300         4,018,837
                                                                                            -----------
         TIRES AND RUBBER PRODUCTS -- 1.4%
         Rogers Corp.*.................................................       105,600         3,115,200
                                                                                            -----------
         TOTAL CONSUMER DURABLES.....................................................        13,051,065
                                                                                            -----------
CONSUMER NON-DURABLES -- 10.1%
         APPAREL -- 1.0%
         Pacific Sunwear of California*................................        85,950         2,095,031
                                                                                            -----------
         FOOD & RELATED -- 4.1%
         Performance Food Group Co.*...................................       119,000         3,235,313
         US Foodservice, Inc.*.........................................        93,500         3,985,438
         Worthington Foods, Inc. ......................................        96,900         1,598,850
                                                                                            -----------
                                                                                              8,819,601
                                                                                            -----------
         HOUSEHOLD - GENERAL PRODUCTS -- 5.0%
         Department 56, Inc.*..........................................        80,700         2,168,812
         Flow International Corp.*.....................................        59,000           637,937
         Rent-A-Center, Inc.*..........................................       196,700         4,720,800
         SLI, Inc.*....................................................       117,600         3,175,200
                                                                                            -----------
                                                                                             10,702,749
                                                                                            -----------
         TOTAL CONSUMER NON-DURABLES.................................................        21,617,381
                                                                                            -----------
CONSUMER SERVICES -- 2.3%
         LEISURE TIME INDUSTRY -- 1.5%
         Action Performance Companies, Inc.*...........................        98,300         3,243,900
                                                                                            -----------
         PUBLISHING -- 0.8%
         Cadmus Communications Corp. ..................................       122,800         1,688,500
                                                                                            -----------
         TOTAL CONSUMER SERVICES.....................................................         4,932,400
                                                                                            -----------
ENERGY -- 5.7%
         PETROLEUM - DOMESTIC -- 3.9%
         Basin Exploration Inc.*.......................................        63,900         1,281,994
         Evergreen Resources, Inc.*....................................       149,200         3,757,975
         Stone Energy Corp.*...........................................        77,700         3,292,538
                                                                                            -----------
                                                                                              8,332,507
                                                                                            -----------
         PETROLEUM - SERVICES -- 1.8%
         Brigham Exploration Co.*......................................        54,300           108,600
         Gulfmark Offshore, Inc.*......................................        39,600           752,400
         UNIFAB International, Inc.*...................................       109,400           916,225
         Weatherford International*....................................        60,500         2,215,813
                                                                                            -----------
                                                                                              3,993,038
                                                                                            -----------
         TOTAL ENERGY................................................................        12,325,545
                                                                                            -----------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST            SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                               JUNE 30, 1999
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                              VALUE
                                                                               SHARES        (NOTE 2)
                                                                              --------      ----------
FINANCIAL SERVICES -- 5.9%
         BANKS -- 2.0%
         Doral Financial Corp. ........................................       252,600       $ 4,357,350
                                                                                            -----------
         FINANCE COMPANIES -- 3.0%
         AmeriCredit Corp.*............................................       401,200         6,419,200
                                                                                            -----------
         SECURITY & COMM. BROKERS -- 0.9%
         Federated Investors, Inc. ....................................       109,200         1,958,775
                                                                                            -----------
         TOTAL FINANCIAL SERVICES....................................................        12,735,325
                                                                                            -----------
HEALTH CARE -- 5.7%
         HEALTH CARE - GENERAL -- 4.0%
         Dentsply International, Inc. .................................       150,600         4,216,800
         Healthplan Services Corp. ....................................        65,100           443,494
         Renal Care Group, Inc.*.......................................        72,975         1,888,228
         Sola International, Inc.*.....................................       100,300         1,949,581
                                                                                            -----------
                                                                                              8,498,103
                                                                                            -----------
         HOSPITAL SUPPLY & MGMT -- 1.7%
         PMR Corp.*....................................................        23,700            78,506
         Unilab, Corp.*................................................        76,300           457,800
         Veterinary Centers of America, Inc.*..........................       231,700         3,142,431
                                                                                            -----------
                                                                                              3,678,737
                                                                                            -----------
         TOTAL HEALTHCARE............................................................        12,176,840
                                                                                            -----------
RAW MATERIALS -- 5.4%
         CHEMICALS - SPECIALTY -- 5.4%
         Brady (W.H.) Co. .............................................        63,650         2,068,625
         Chirex, Inc.*.................................................       103,300         3,318,513
         Spartech Corp. ...............................................       193,400         6,116,275
                                                                                            -----------
                                                                                             11,503,413
                                                                                            -----------
         TOTAL RAW MATERIALS.........................................................        11,503,413
                                                                                            -----------
RETAIL -- 8.0%
         RESTAURANTS -- 2.7%
         Consolidated Products, Inc.*..................................       324,127         5,834,286
                                                                                            -----------
         RETAIL - FOOD STORES -- 2.2%
         Casey's General Stores, Inc. .................................       316,600         4,749,000
                                                                                            -----------
         RETAIL - GEN. MERCHANDISE -- 1.8%
         Family Dollar Stores, Inc. ...................................       158,500         3,804,000
                                                                                            -----------
         RETAIL - SPECIALTY STORES -- 1.3%
         Shoe Pavilion, Inc.*..........................................       250,000         1,125,000
         Sportsman's Guide, Inc.*......................................       300,000         1,612,500
                                                                                            -----------
                                                                                              2,737,500
                                                                                            -----------
         TOTAL RETAIL................................................................        17,124,786
                                                                                            -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST            SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                               JUNE 30, 1999
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                              VALUE
                                                                               SHARES        (NOTE 2)
                                                                              --------      ----------
TECHNOLOGY -- 16.2%
         COMMUNICATIONS EQUIPMENT -- 2.4%
         C-Cube Microsystems, Inc.*....................................        51,200      $  1,622,400
         Inter-Tel, Inc. ..............................................        51,100           932,575
         Polycom, Inc.*................................................        44,000         1,716,000
         Tollgrade Communications, Inc.*...............................        56,100           855,525
                                                                                           ------------
                                                                                              5,126,500
                                                                                           ------------
         COMPUTERS - PERIPHERALS -- 7.9%
         Benchmark Electronics, Inc.*..................................       113,950         4,095,078
         Caere Corp.*..................................................       256,300         3,395,975
         Landmark Systems Corp.*.......................................       177,100         1,837,413
         Merant PLC Sponsored ADR*.....................................        28,490           555,555
         SPSS, Inc.*...................................................        79,100         2,031,881
         Systems & Computer Technology Corp.*..........................       345,410         5,030,033
                                                                                           ------------
                                                                                             16,945,935
                                                                                           ------------
         DEFENSE -- 0.6%
         EMS Technologies, Inc.*.......................................        88,100         1,277,450
                                                                                           ------------
         ELECTRONIC COMPONENTS -- 1.2%
         ATMI, Inc.*...................................................        83,800         2,493,050
                                                                                           ------------
         ELECTRONIC INSTRUMENTS -- 4.1%
         Analogic Corp. ...............................................        57,400         1,784,781
         Artesyn Technologies, Inc.*...................................        59,800         1,326,813
         Credence Systems Corp.*.......................................        86,000         3,192,750
         Veeco Instruments, Inc.*......................................        77,400         2,631,600
                                                                                           ------------
                                                                                              8,935,944
                                                                                           ------------
         TOTAL TECHNOLOGY............................................................        34,778,879
                                                                                           ------------
         TOTAL COMMON STOCK
           (Cost $183,882,127) ......................................................       214,248,979
                                                                                           ------------

MONEY MARKET FUNDS -- 2.3%
         Sansom Street Fund - Money Market Portfolio ..................     2,515,101         2,515,101
         Temp Cash Fund - Dollar Series ...............................     2,515,102         2,515,102
                                                                                           ------------
         TOTAL MONEY MARKET FUNDS (Cost $5,030,203) .................................         5,030,203
                                                                                           ------------


TOTAL INVESTMENTS (Cost $188,912,330)(DAGGER)-- 102.2% ..............................       219,279,182


OTHER ASSETS AND LIABILITIES, NET-- (2.2%) ..........................................        (4,698,666)
                                                                                           ------------

NET ASSETS-- 100.0% .................................................................      $214,580,516
                                                                                           ============

*    Non-income producing security.

(DAGGER) The cost for Federal income tax purposes was $177,656,554.  At June 30,
     1999, net unrealized appreciation was $41,622,628. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $51,365,191, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,742,563.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
-------------------                                              JUNE 30, 1999
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

ASSETS
Investments in securities, at market value
   (Cost $188,912,330).......................................  $219,279,182
Recievable for:
   Dividends and interest....................................        92,691
   Capital shares sold.......................................         6,000
Other assets.................................................        16,113
                                                               ------------
   Total Assets..............................................   219,393,986
                                                               ------------

LIABILITIES:
Payables for:
   Investment securities purchased...........................     4,179,238
Capital shares redeemed......................................       399,797
Due to Adviser...............................................       177,887
Accrued expenses.............................................        56,548
                                                               ------------
   Total Liabilities.........................................     4,813,470
                                                               ------------

NET ASSETS...................................................  $214,580,516
                                                               ============

NET ASSETS CONSISTED OF:
Shares of beneficial interest................................  $    169,626
Additional paid-in capital...................................   182,972,487
Accumulated net realized gain on investments.................     1,071,551
Net unrealized appreciation on investments...................    30,366,852
                                                               ------------

NET ASSETS FOR 16,962,637 SHARES OUTSTANDING.................  $214,580,516
                                                               ------------

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($214,580,516/16,962,637 outstanding shares of beneficial
interest, $0.01 par value)...................................        $12.65
                                                                     ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         STATEMENT OF OPERATIONS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND




                                                                  FOR THE
                                                              SIX-MONTH PERIOD
                                                            ENDED JUNE 30, 1999
                                                            -------------------
INVESTMENT INCOME
   Dividends .............................................    $   334,219
   Interest...............................................        274,350
                                                              -----------
   Total Income...........................................        608,569
                                                              -----------

EXPENSES
   Advisory fee...........................................      1,055,874
   Accounting fee.........................................         40,953
   Administration fee.....................................        117,985
   Transfer agent fee.....................................         13,866
   Custodian fee..........................................         14,644
   Audit..................................................         10,412
   Legal..................................................         11,469
   Shareholder reports....................................         14,420
   Registration fee.......................................         21,378
   Trustee fees...........................................          7,609
   Amortization of organizational expense.................          2,876
   Miscellaneous..........................................         11,904
                                                              -----------
      Total expenses......................................      1,323,390

NET INVESTMENT LOSS.......................................       (714,821)
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment transactions...........     (2,345,262)
   Net change in unrealized appreciation of investments...      1,171,947
                                                              -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS...........     (1,173,315)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS......    $(1,888,136)
                                                              ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         STATEMENTS OF CHANGES IN NET ASSETS
-------------------
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                         FOR THE
                                                                    SIX-MONTH PERIOD       FOR THE FISCAL
                                                                   ENDED JUNE 30, 1999       YEAR ENDED
                                                                       (UNAUDITED)        DECEMBER 31, 1998
                                                                   -------------------  --------------------

OPERATIONS
   Net investment loss........................................         $   (714,821)          $ (1,253,233)
   Net realized loss on investment transactions...............           (2,345,262)            (8,108,156)
   Change in net unrealized appreciation (depreciation)
      on investments..........................................            1,171,947            (13,132,422)
                                                                       ------------           ------------
      Net decrease in net assets resulting
         from operations......................................           (1,888,136)           (22,493,811)
                                                                       ------------           ------------
SHARE TRANSACTIONS (A):
   Receipt from shares sold...................................            8,658,443             52,930,125
   Receipt from securities transferred in-kind................              439,086             12,088,879
   Shares redeemed............................................          (30,168,514)           (31,692,013)
                                                                       ------------           ------------
      Net increase in net assets from Fund share transactions.          (21,070,985)            33,326,991
                                                                       ------------           ------------
TOTAL INCREASE IN NET ASSETS..................................          (22,959,121)            10,833,180

NET ASSETS:
   Beginning of period........................................          237,539,637            226,706,457
                                                                       ------------           ------------
   End of period..............................................         $214,580,516           $237,539,637
                                                                       ============           ============

(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold................................................              760,435              3,922,701
   Shares issued in exchange for securities transferred
      in kind (Note 2)........................................                   --                851,608
   Shares redeemed............................................           (2,572,804)            (2,552,941)
                                                                       ------------           ------------
   Net increase in shares.....................................           (1,812,369)             2,221,368

   Shares outstanding - Beginning balance.....................           18,775,006             16,553,638
                                                                       ------------           ------------
   Shares outstanding - Ending balance........................           16,962,637             18,775,006
                                                                       ============           ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                        FINANCIAL HIGHLIGHTS
-------------------
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                            FOR THE                                   FOR THE PERIOD
                                                        SIX-MONTH PERIOD       FOR THE FISCAL         APRIL 11, 1997(DAGGER)
                                                       ENDED JUNE 30, 1999       YEAR ENDED              THROUGH
                                                          (UNAUDITED)         DECEMBER 31, 1998     DECEMBER 31, 1997
                                                      --------------------   ------------------    --------------------
Net asset value at beginning of period...........         $  12.65              $  13.70                $  10.00
                                                          ========              ========                ========
INVESTMENT OPERATIONS
Net investment income............................            (0.03)                (0.07)                  (0.04)
Net realized and unrealized gain (loss) on
   investments...................................             0.03                 (0.98)                   4.66
                                                          --------              --------                --------
      Total from investment operations...........               --                 (1.05)                   4.62
                                                          --------              --------                --------
DISTRIBUTIONS
From net realized gain on investments............               --                    --                   (0.57)
In excess of net realized gain on investments....               --                    --                   (0.35)
                                                          --------              --------                --------
      Total distributions........................               --                    --                   (0.92)
                                                          --------              --------                --------
Net asset value at end of period.................         $  12.65              $  12.65                $  13.70
                                                          ========              ========                ========
Total return.....................................            0.00%               (7.66)%                  46.35%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses(DOUBLE DAGGER).......................           1.25%*                 1.24%                  1.25%*
   Net investment income(DOUBLE DAGGER)..........         (0.68)%*               (0.52)%                (0.51)%*
Portfolio turnover rate..........................           23.87%                27.41%                  34.39%
Net assets at end of period (000 omitted)........         $214,581              $237,540                $226,706

*  Annualized.
(DAGGER) Commencement of Operations.
(DOUBLE DAGGER) Rodney Square Management Corporation, the Fund's prior administrator and accounting agent, waived a portion of its administration and accounting fees for the period endedDecember 31, 1997. If these expenses had been incurred by the Fund, the annualized ratio of expenses to average dailynet assets for the period ended December 31, 1997 would have been 1.32%.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


1. DESCRIPTION OF THE FUND. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is the first series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware business trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees. There were no such securities valued by the Board of Trustees on June 30, 1999.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been provided.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. At December 31, 1998 a net investment loss of $1,253,233 and a $6,515,124 book realized capital loss was reclassified into paid in capital. The $6,515,124 book realized capital loss reclassified into paid in capital was due to a permanent difference between the tax realized capital loss of $1,593,032 and book realized capital loss of $8,108,156. This permanent difference was the result of securities being sold that had a permanent book and tax cost basis difference, which was caused by transfers in-kind (see "transfers in-kind"). The Fund has a capital loss carryforward of $1,199,555, which expires on December 31, 2006, available to offset future capital gains. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

DEFERRED ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

             KALMAR
             POOLED
         INVESTMENT
              TRUST      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. During the six-month period ended June 30, 1999, certain shareholders transferred securities in exchange for Fund shares. These exchanges were conducted on a taxable basis, whereby for both generally accepted accounting principles and tax purposes the cost of the securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers, transferred appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of generally accepted accounting principles, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost of those securities to the contributing party. The result is a permanent difference between book cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the six-month period ended June 30, 1999, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

           Purchases ..................................      $48,585,949*
           Sales ......................................       53,437,935
           * Includes securities transferred in-kind of $439,086

4. INVESTMENT ADVISORY FEE AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers as its investment adviser (the "Adviser"). Pursuant to an Investment Advisory agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

Effective January 5, 1998, PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, serves as administrator to the Fund. As Administrator, PFPC is responsible for services such as budgeting, maintaining federal registration of the Fund's shares, financial reporting, compliance monitoring and corporate management. Prior to January 5, 1998, Rodney Square Management Corporation ("RSMC"), a wholly-owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly-owned by Wilmington Trust Corporation, a publicly held bank holding company, served as Administrator to the Fund pursuant to an Administration Agreement with the Trust on behalf of the Fund. For the services provided, the Fund pays a monthly administration fee at an annual rate based upon the average daily net assets of the Fund of 0.15% of average daily net assets up to $50 million and 0.10% of average daily net assets over $50 million.

             KALMAR
             POOLED
         INVESTMENT
              TRUST      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

Effective January 5, 1998, PFPC determines the net asset value per share of the Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. Prior to January 5, 1998, RSMC provided these services. The Fund pays an annual fee of $45,000, plus an amount based on the average daily net assets of the Fund as follows: 0.03% of average daily net assets over $50 million up to $100 million and 0.02% of average daily net assets over $100 million.

Effective January 5, 1998, PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Agreement with the Trust on behalf of the Fund. Prior to January 5, 1998, RSMC provided these services.

PFPC Trust Company serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are not paid any fees by the Trust for serving as Trustees or officers of the Trust.

                        [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM




                                   UNDERWRITER
                          PROVIDENT DISTRIBUTORS, INC.
                     FOUR FALLS CORPORATE CENTER, 6TH FLOOR
                        WEST CONSHOHOCKEN, PA 19428-2961




                              SHAREHOLDER SERVICES
                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809




                                    CUSTODIAN
                               PFPC TRUST COMPANY
                                200 STEVENS DRIVE
                                LESTER, PA 19113




                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799




                                    AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                             2400 ELEVEN PENN CENTER
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 302-658-7575
                               (FAX) 302-658-7513
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM

KL06 - 6/99